Derivative Financial Instruments - Foreign exchange (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€) $ / €
Forward foreign exchange contracts held for trading
Unrealized gain on derivatives held for trading | $	$ (1,411)	$ 2,174	$ (1,570)
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts held for trading
Notional Amount				€ 18,000
Unrealized gain on derivatives held for trading | $	$ (578)	$ 0	$ 0
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.199415
Forward foreign exchange contracts held for trading
Trade date	May 2018
Settlement Date	Jan 2019
Fixed Exchange Rate | $ / €				1.199415
Notional Amount				€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.200865
Forward foreign exchange contracts held for trading
Trade date	May 2018
Settlement Date	Feb 2019
Fixed Exchange Rate | $ / €				1.200865
Notional Amount				€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.202315
Forward foreign exchange contracts held for trading
Trade date	May 2018
Settlement Date	Mar 2019
Fixed Exchange Rate | $ / €				1.202315
Notional Amount				€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.19315
Forward foreign exchange contracts held for trading
Trade date	June 2018
Settlement Date	Apr 2019
Fixed Exchange Rate | $ / €				1.19315
Notional Amount				€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.19645
Forward foreign exchange contracts held for trading
Trade date	June 2018
Settlement Date	May 2019
Fixed Exchange Rate | $ / €				1.19645
Notional Amount				€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.19965
Forward foreign exchange contracts held for trading
Trade date	June 2018
Settlement Date	June 2019
Fixed Exchange Rate | $ / €				1.19965
Notional Amount				€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1738
Forward foreign exchange contracts held for trading
Trade date	August 2018
Settlement Date	July 2019
Fixed Exchange Rate | $ / €				1.1738
Notional Amount				€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1772
Forward foreign exchange contracts held for trading
Trade date	August 2018
Settlement Date	Aug 2019
Fixed Exchange Rate | $ / €				1.1772
Notional Amount				€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.1809
Forward foreign exchange contracts held for trading
Trade date	August 2018
Settlement Date	Sept 2019
Fixed Exchange Rate | $ / €				1.1809
Notional Amount				€ 2,000